Tactical Advantage ETF

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 81.9%
iShares Core US REIT ETF	5,790	$297,664
iShares US Aerospace & Defense ETF	5,841	681,469
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,940	534,211
iShares U.S. Home Construction ETF	6,545	559,205
Energy Select Sector SPDR Fund	8,195	665,188
Financial Select Sector SPDR Fund	16,239	547,417
Technology Select Sector SPDR Fund	3,856	670,404
SPDR Portfolio High Yield Bond ETF	23,609	539,229
SPDR Portfolio S&P 500 Growth ETF	15,105	921,556
SPDR Portfolio S&P 500 High Dividend ETF	14,784	548,191
Vanguard Mid-Cap Value ETF	4,049	560,301
Vanguard Utilities ETF	4,577	650,712
Vanguard Health Care ETF	2,740	670,807
		7,846,354
Total Exchange Traded Funds
(Cost $7,657,761)		7,846,354

Short-Term Investments - 16.4%
Money Market Funds - 16.4%
First American Government Obligations Fund, Class X, 5.006% (1)	1,575,539	1,575,539
Total Short-Term Investments
(Cost $1,575,539)		1,575,539

Total Investments in Securities - 98.3%
(Cost $9,233,300)		9,421,893
Other Assets in Excess of Liabilities - 1.7%		161,380
Total Net Assets - 100.0%		$9,583,273

(1)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Tactical Advantage ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,846,354	$–	$–	$7,846,354
Short-Term Investments	1,575,539	–	–	1,575,539
Total Investments in Securities	$9,421,893	$–	$–	$9,421,893